SUBSEQUENT EVENTS (Details Narrative) - Asset Purchase Agreement [Member] - Subsequent Event [Member]	Oct. 01, 2023 USD ($)
Subsequent Event [Line Items]
Asset acquisition consideration transferred	$ 1,500,000
Asset acquisition consideration transferred liability	$ 750,000